RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
RELATED PARTIES

NOTE 23 - RELATED PARTIES:

Key Management Personnel Compensation and other related party transactions and balances:

The key management personnel, among others, include board members, CEO and CFO.

The totals of remuneration paid to Key Management Personnel and related parties during the years are as follows:

1. Transactions with related parties:	December 31, 2024	December 31, 2023
Share based payments	2,675	2,084
Short-term salary and fees	661	803
Revaluation of financial liabilities at fair value	344	1,204
Payments for legal services	337	287
Post-employment retirement benefits	98	98
Non-monetary benefits	41	49
Payment for Administrative services	-	34
Conversion of loan to ordinary shares	-	657
Short-term salary until deletion	-	22
	4,156	5,238

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 23 - RELATED PARTIES (CONT.):

2. Balance with related parties:		December 31, 2024	December 31, 2023
Key management	Salary and related	(166)	(219)
Directors	Consultant services	(83)	-
Joint Ventures	Investment in subsidiary	105	115
Joint Ventures	Other receivables	15	15
Shareholders	Other accounts payable	-	(3)
Shareholders	Trade payables	-	(58)
Shareholders	Derivatives	-	(476)
		(129)	(626)